Goodwill - Summary of Weighted Average Cost of Capital (Detail) - US Dollar [member]	12 Months Ended
Dec. 31, 2017
United States [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	6.00%
Colombia [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	7.00%
South Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	8.00%
Mexico [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	9.00%
Peru [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	7.00%
Ecuador [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	11.00%
Australia [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	6.00%
Rest of Africa [member]
Disclosure of reconciliation of changes in goodwill [line items]
Weighted average cost of capital	10.00%